Segment Information (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Segment Reporting [Abstract]
Schedule Of Information About Reporting Segments

The following table presents information about our reportable segments for the quarters ended September 30, 2013 and 2012:

(in millions)	Medical Systems	Procedural Solutions	Total
September 30, 2013:
External Revenues	$524	$306	$830
Depreciation and Amortization	32	14	46
Operating Income	74	42	116

September 30, 2012:
External Revenues	$551	$286	$837
Depreciation and Amortization	32	13	45
Operating Income	102	41	143

The following table presents information about our reportable segments for the fiscal years ended June 30, 2013, 2012 and 2011, net of reclassification adjustments to conform to the current period presentation:

(in millions)	Medical Systems	Procedural Solutions[3]	Total
Fiscal Year 2013:
External Revenues	$2,329	$1,221	$3,550
Depreciation and Amortization	131	53	184
Segment Profit[1]	471	189	660
Fiscal Year 2012:
External Revenues	$2,439	$1,159	$3,598
Depreciation and Amortization	145	53	198
Segment Profit	439	135	574
Fiscal Year 2011:
External Revenues	$2,214	$1,226	$3,440
Depreciation and Amortization	129	57	186
Segment Profit [2]	367	124	491

[1]

During the fiscal year ended June 30, 2013, we recorded a $41 million charge to establish a reserve in connection with the agreement in principle to resolve the previously disclosed government investigations related to prior sales and marketing practices for our ChloraPrep skin preparation product and relationships with healthcare professionals. The agreement in principle remains subject to several conditions, and the amount and timing of the payment are subject to the final terms of the settlement agreement. These amounts have not been allocated to segment results.

[2]

The $13 million net gain on the sale of assets related primarily to the sale of our OnSite Services business ($15 million gain), offset by a post-closing adjustment related to the sale of our Research Services business ($2 million loss), has not been allocated to segment results for the fiscal year ended June 30, 2011. See note 2.

[3]	Segment results for the fiscal years ended June 30, 2012 and 2011, have been adjusted for discontinued operations. See note 2.

Schedule Reconciliation Of Total Segment Operating Income To Consolidated Income Before Income Tax

A reconciliation of total segment profit to income before income tax is presented below for the fiscal years ended June 30, 2013, 2012, and 2011, net of adjustments for discontinued operations:

(in millions)	2013	2012	2011
Total Segment Profit	$660	$574	$491
Gain on the Sale of Assets	—	—	13
Reserve for Expected Government Settlement	(41)	—	—

Operating Income	619	574	504
Interest Expense and Other, Net	76	87	79

Income Before Income Tax	$543	$487	$425

Schedule Of Revenue And Net Property And Equipment By Geographic Area

The following table presents revenue and net property and equipment by geographic area:

	Revenue		Property and Equipment, Net
	Quarters Ended September 30,		As of September 30,	As of June 30,
(in millions)	2013	2012	2013	2013
United States	$649	$663	$303	$304
International	181	174	103	105

Total	$830	$837	$406	$409

The following table presents revenue and net property and equipment by geographic area, net of adjustments for discontinued operations:

	Revenue			Property and Equipment, Net
	For Fiscal Year Ended June 30,			June 30,
(in millions)	2013	2012	2011	2013	2012
United States	$2,781	$2,808	$2,776	$304	$323
International	769	790	664	105	108

Total	$3,550	$3,598	$3,440	$409	$431

Schedule Of Revenue Information For Select Business Lines Within Each Of Segments

The following table presents the revenue information for select business lines within each of our reportable segments for the quarters ended September 30, 2013 and 2012:

	Quarters Ended September 30,
(in millions)	2013	2012
Medical Systems
Dispensing Technologies	$211	$244
Infusion Systems	219	203
Respiratory Technologies	88	97
Other	6	7

Total Medical Systems	$524	$551

Procedural Solutions
Infection Prevention	$149	$144
Medical Specialties	89	80
Specialty Disposables	68	62

Total Procedural Solutions	$306	$286
Total CareFusion	$830	$837

The following table presents the revenue information for select business lines within each of the segments for the fiscal years ended June 30, 2013, 2012 and 2011:

	Fiscal Year Ended June 30,
(in millions)	2013	2012	2011
Medical Systems
Dispensing Technologies	$993	$1,038	$910
Infusion Systems	916	955	889
Respiratory Technologies[1]	393	420	391
Other	27	26	24

Total Medical Systems	$2,329	$2,439	$2,214
Procedural Solutions
Infection Prevention	$594	$576	$568
Medical Specialties	344	317	322
Specialty Disposables	283	266	304
Other[2]	—	—	32

Total Procedural Solutions	$1,221	$1,159	$1,226
Total CareFusion	$3,550	$3,598	$3,440

[1]	Includes the respiratory diagnostics product line. See note 1.
[2]	Reflects the divestiture of OnSite Services business. See note 2.